UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-22029

Name of Fund: Dow 30(SM) Enhanced Premium & Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Enhanced Premium & Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Dow 30(SM) Enhanced Premium & Income Fund Inc.
Semi-Annual Report

(Unaudited)
June 30, 2007

[LOGO] IQ INVESTMENT                            [LOGO] NUVEEN
          ADVISORS                                     INVESTMENTS

Dow 30(SM) Enhanced Premium & Income Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate
  Governance Committee
Donald C. Burke, Vice President and Secretary
Martin G. Byrne, Chief Legal Officer
Mitchell M. Cox, President
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
James E. Hillman, Vice President and Treasurer
Catherine A. Johnston, Chief Compliance Officer
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

DPO

Dow Jones Industrial Average, DJIA, Dow 30, Dow Industrials and The Dow are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by IQ Investment Advisors LLC. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.


2       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007

Portfolio Information

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
International Business Machines Corp. ..............................      6.4%
Boeing Co. .........................................................      5.8
3M Co. .............................................................      5.3
Exxon Mobil Corp. ..................................................      5.1
Caterpillar, Inc. ..................................................      4.7
United Technologies Corp. ..........................................      4.3
Altria Group, Inc. .................................................      4.2
American International Group, Inc. .................................      4.2
Johnson & Johnson ..................................................      3.7
The Procter & Gamble Co. ...........................................      3.7
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense ................................................     13.6%
Computers & Peripherals ............................................      9.1
Pharmaceuticals ....................................................      8.3
Industrial Conglomerates ...........................................      7.6
Diversified Financial Services .....................................      6.1
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Industrials ........................................................     25.9%
Consumer Staples ...................................................     14.1
Financials .........................................................     14.0
Information Technology .............................................     12.3
Consumer Discretionary .............................................      9.8
Health Care ........................................................      8.3
Materials ..........................................................      5.5
Energy .............................................................      5.1
Telecommunication Services .........................................      5.0
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for Dow 30(SM) Enhanced Premium & Income Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Nuveen Asset Management, the Fund's subadviser.

The investment objectives of Dow 30(SM) Enhanced Premium & Income Fund Inc. (the "Fund") are to provide shareholders with a high level of premium and dividend income and the potential for capital appreciation.

How did the Fund perform since its inception?

Since the Fund's inception on May 30, 2007 through June 30, 2007, the Common Stock of the Fund had a total investment return of -2.04%, based on a change in per share net asset value from $19.10 to $18.71. For comparative purposes, during the same period, the Fund's unmanaged reference index, the Dow Jones Industrial Average (the "DJIA(SM)"), returned -1.53% including reinvestment of dividends.

During the initial invest-up period, the Fund performed as expected given market behavior. The market drifted downward during this time and because of the Fund's additional exposure to the DJIA through a total return swap, the Fund underperformed its reference index during the first five to ten days of June 2007. For the remainder of the month, the Fund's performance closely tracked the DJIA.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

How did you manage the portfolio since its inception?

The Fund was launched on May 30, 2007, and began taking positions in the 30 stocks in the DJIA and, to provide additional exposure to the DJIA, a total return swap. The Fund's current level of leverage is approximately 25% and as a result, the Fund's total exposure to the DJIA is approximately 125%. The Fund also sells individual call options on up to approximately 50% of the total exposure.

The current overwrite percentage is slightly lower than originally anticipated. In general, higher implied volatility results in increased cash flow generated for each option sold. Higher cash flows on the option portfolio allow the Fund to write fewer options, providing the Fund with the potential to participate more fully in a market rally.

How would you characterize the Fund's position at the close of the period?

The Fund is positioned to meet its stated objectives. The portfolio of stocks is fully invested at DJIA weightings. Implied volatility for the individual stock options is higher than expected thereby allowing the Fund to overwrite less than 50% of the Fund's gross assets while meeting its dividend objectives. As a result, lower overwrites may translate into greater capital appreciation potential in a rising market environment.

Rob A. Guttschow
Portfolio Manager

July 13, 2007


4       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007

Schedule of Investments as of June 30, 2007 (Unaudited)

                                                       Shares
Industry    Common Stocks                                Held          Value
===============================================================================
Aerospace & Defense -- 13.6%
            Boeing Co.                                302,000      $ 29,040,320
            Honeywell International, Inc.             302,000        16,996,560
            United Technologies Corp.                 302,000        21,420,860
                                                                   ------------
                                                                     67,457,740
-------------------------------------------------------------------------------
Automobiles -- 2.3%
            General Motors Corp.                      302,000        11,415,600
-------------------------------------------------------------------------------
Beverages -- 3.2%
            The Coca-Cola Co.                         302,000        15,797,620
-------------------------------------------------------------------------------
Chemicals -- 3.1%
            E.I. du Pont de Nemours & Co.             302,000        15,353,680
-------------------------------------------------------------------------------
Computers & Peripherals -- 9.1%
            Hewlett-Packard Co.                       302,000        13,475,240
            International Business Machines Corp.     302,000        31,785,500
                                                                   ------------
                                                                     45,260,740
-------------------------------------------------------------------------------
Consumer Finance -- 3.7%
            American Express Co.                      302,000        18,476,360
-------------------------------------------------------------------------------
Diversified Financial Services -- 6.1%
            Citigroup, Inc.                           302,000        15,489,580
            JPMorgan Chase & Co.                      302,000        14,631,900
                                                                   ------------
                                                                     30,121,480
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 5.0%
            AT&T Inc.                                 302,000        12,533,000
            Verizon Communications, Inc.              302,000        12,433,340
                                                                   ------------
                                                                     24,966,340
-------------------------------------------------------------------------------
Food & Staples Retailing -- 2.9%
            Wal-Mart Stores, Inc.                     302,000        14,529,220
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 3.1%
            McDonald's Corp.                          302,000        15,329,520
-------------------------------------------------------------------------------
Household Products -- 3.7%
            The Procter & Gamble Co.                  302,000        18,479,380
-------------------------------------------------------------------------------
Industrial Conglomerates -- 7.6%
            3M Co.                                    302,000        26,210,580
            General Electric Co.                      302,000        11,560,560
                                                                   ------------
                                                                     37,771,140
-------------------------------------------------------------------------------
Insurance -- 4.2%
            American International Group, Inc.        302,000        21,149,060
-------------------------------------------------------------------------------
Machinery -- 4.7%
            Caterpillar, Inc.                         302,000        23,646,600
-------------------------------------------------------------------------------
Media -- 2.1%
            Citadel Broadcasting Corp.                 21,579           139,184
            Walt Disney Co.                           302,000        10,310,280
                                                                   ------------
                                                                     10,449,464
-------------------------------------------------------------------------------
Metals & Mining -- 2.5%
            Alcoa, Inc.                               302,000        12,240,060
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 5.1%
            Exxon Mobil Corp.                         302,000        25,331,760
-------------------------------------------------------------------------------
Pharmaceuticals -- 8.3%
            Johnson & Johnson                         302,000        18,609,240
            Merck & Co., Inc.                         302,000        15,039,600
            Pfizer, Inc.                              302,000         7,722,140
                                                                   ------------
                                                                     41,370,980
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment -- 1.4%
            Intel Corp.                               302,000         7,175,520
-------------------------------------------------------------------------------
Software -- 1.8%
            Microsoft Corp.                           302,000         8,899,940
-------------------------------------------------------------------------------
Specialty Retail -- 2.4%
            Home Depot, Inc.                          302,000        11,883,700
-------------------------------------------------------------------------------
Tobacco -- 4.2%
            Altria Group, Inc.                        302,000        21,182,280
-------------------------------------------------------------------------------
            Total Common Stocks
            (Cost -- $506,697,979) -- 100.1%                        498,288,184
===============================================================================

===============================================================================
                                                         Face
            Short-Term Securities                      Amount
===============================================================================
Time Deposits -- 1.3%
            State Street Bank & Trust Co.,
            4.25% due 7/02/2007                    $6,657,252         6,657,252
-------------------------------------------------------------------------------
            Total Short-Term Securities
            (Cost -- $6,657,252) -- 1.3%                              6,657,252
===============================================================================
            Total Investments
            (Cost -- $513,355,231) -- 101.4%                        504,945,436
===============================================================================

===============================================================================
                                                    Number of
            Options Written                         Contracts
===============================================================================
Call Options Written
            3M Co., expiring
              July 2007 at USD 86.153,
              Broker Deutsche Bank AG                   1,590          (260,506)
            AT&T Inc., expiring
              July 2007 at USD 40.38,
              Broker Deutsche Bank AG                   1,590          (205,062)
            Alcoa, Inc., expiring
              July 2007 at USD 40.157,
              Broker Deutsche Bank AG                   1,590          (245,114)
            Altria Group, Inc., expiring July 2007
              at USD 70.963, Broker HSBC Securities     1,590          (127,200)
            American Express Co., expiring
              July 2007 at USD 63.88,
              Broker BNP Paribas                        1,590           (11,130)
            American International Group, Inc.,
              expiring July 2007 at USD 72.891,
              Broker HSBC Securities                    1,590            (7,950)
            Boeing Co., expiring July 2007 at
              USD 98.68, Broker BNP Paribas             1,590           (55,650)
            Caterpillar, Inc., expiring July 2007 at
              USD 79.466, Broker HSBC Securities        1,590          (135,150)
            Citigroup, Inc., expiring July 2007 at
              USD 53.671, Broker HSBC Securities        1,590           (14,310)
            The Coca-Cola Co., expiring July 2007
              at USD 52.15, Broker BNP Paribas          1,590          (116,070)
            E.I. du Pont de Nemours & Co., expiring
              July 2007 at USD 51.06,
              Broker BNP Paribas                        1,590           (82,680)
            Exxon Mobil Corp., expiring July 2007
              at USD 84.184, Broker BNP Paribas         1,590          (216,240)


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       5

Schedule of Investments (concluded)

                                                    Number of
            Options Written                         Contracts          Value
===============================================================================
Call Options Written (continued)
            General Electric Co., expiring
              July 2007 at USD 37.662, Broker
              HSBC Securities                           1,590      $   (139,920)
            General Motors Corp., expiring
              July 2007 at USD 30.03,
              Broker Deutsche Bank AG                   1,590        (1,243,301)
            Hewlett-Packard Co., expiring
              July 2007 at USD 46.35,
              Broker BNP Paribas                        1,590           (12,720)
            Home Depot, Inc., expiring
              July 2007 at USD 38.087,
              Broker Deutsche Bank AG                   1,590          (238,834)
            Honeywell International, Inc., expiring
              July 2007 at USD 57.59,
              Broker Deutsche Bank AG                   1,590           (67,925)
            Intel Corp., expiring
              July 2007 at USD 22.149,
              Broker Deutsche Bank AG                   1,590          (269,791)
            International Business Machines Corp.,
              expiring July 2007 at USD 104.25,
              Broker Deutsche Bank AG                   1,590          (331,197)
            JPMorgan Chase & Co., expiring
              July 2007 at USD 50.93,
              Broker BNP Paribas                        1,590            (9,540)
            Johnson & Johnson, expiring July 2007
              at USD 62.89, Broker BNP Paribas          1,590           (31,800)
            McDonald's Corp., expiring July 2007
              at USD 51.76, Broker BNP Paribas          1,590           (50,880)
            Merck & Co., Inc., expiring July 2007 at
              USD 51.177, Broker HSBC Securities        1,590           (77,910)
            Microsoft Corp., expiring July 2007 at
              USD 30.694, Broker HSBC Securities        1,590           (19,080)
            Pfizer, Inc., expiring July 2007 at
              USD 26.614, Broker BNP Paribas            1,590           (14,310)
            The Procter & Gamble Co., expiring
              July 2007 at USD 62.994,
              Broker HSBC Securities                    1,590           (41,340)
            United Technologies Corp., expiring
              July 2007 at USD 71.437,
              Broker BNP Paribas                        1,590          (168,540)
            Verizon Communications, Inc., expiring
              July 2007 at USD 43.329,
              Broker HSBC Securities                    1,590           (11,130)
            Wal-Mart Stores, Inc., expiring July
              2007 at USD 49.995,
              Broker Deutsche Bank AG                   1,590           (25,042)
            Walt Disney Co., expiring July 2007 at
              USD 35.256, Broker BNP Paribas            1,590           (76,320)
-------------------------------------------------------------------------------
            Total Options Written
            (Premiums Received -- $4,991,700) -- (0.8%)              (4,306,642)
===============================================================================
            Total Investments, Net of Options Written
            (Cost -- $508,363,531*) -- 100.6%                       500,638,794

            Liabilities in Excess of
            Other Assets -- (0.6%)                                   (2,849,377)
                                                                   ------------
            Net Assets -- 100.0%                                   $497,789,417
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 508,363,531
                                                                  =============
      Gross unrealized appreciation ..........................    $   6,098,331
      Gross unrealized depreciation ..........................      (13,823,068)
                                                                  -------------
      Net unrealized depreciation ............................    $  (7,724,737)
                                                                  =============

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Total return swaps outstanding as of June 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Notional       Unrealized
      Counterparty         Receive Total Return                     Pay                 Expiration         Amount       Depreciation
      ------------------------------------------------------------------------------------------------------------------------------
      HSBC Bank USA NA     Dow Jones
                           Industrial Average Index --    12-month LIBOR rate
                           Total Return                   with a negotiated spread      June 2008       $79,000,000     $(1,692,094)
      Deutsche Bank AG     Dow Jones
                           Industrial Average Index --    12-month LIBOR rate
                           Total Return                   with a negotiated spread      June 2008       $40,010,360        (858,045)
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                             $(2,550,139)
                                                                                                                        ===========

      See Notes to Financial Statements.


6       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007

Statement of Assets, Liabilities and Capital

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $513,355,231)                        $ 504,945,436
            Receivables:
                Dividends .....................................................................    $       503,250
                Interest ......................................................................                786          504,036
                                                                                                   --------------------------------
            Total assets ......................................................................                         505,449,472
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $4,991,700) .......................                           4,306,642
            Unrealized depreciation on swaps ..................................................                           2,550,139
            Payables:
                Offering costs ................................................................            420,570
                Investment adviser ............................................................            335,311          755,881
                                                                                                   ---------------
            Accrued expenses ..................................................................                              47,393
                                                                                                                      -------------
            Total liabilities .................................................................                           7,660,055
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ........................................................................                       $ 497,789,417
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001, 1,000,000,000 shares authorized ....................                       $      26,605
            Paid-in capital in excess of par ..................................................                         507,535,411
            Undistributed investment income -- net ............................................    $       502,277
            Unrealized depreciation -- net ....................................................        (10,274,876)
                                                                                                   ---------------
            Total accumulated losses -- net ...................................................                          (9,772,599)
                                                                                                                      -------------
            Total capital -- Equivalent to $18.71 per share based on 26,605,236 shares of
              Common Stock outstanding (market price -- $19.21) ...............................                       $ 497,789,417
                                                                                                                      =============

      See Notes to Financial Statements.


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       7

Statement of Operations

For the Period May 30, 2007* to June 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends .........................................................................                       $     566,475
            Interest ..........................................................................                             361,384
                                                                                                                      -------------
            Total income ......................................................................                             927,859
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ..........................................................    $       370,598
            Professional fees .................................................................             12,800
            Licensing fees ....................................................................             11,236
            Accounting services ...............................................................              8,537
            Transfer agent fees ...............................................................              5,687
            Directors' fees and expenses ......................................................              5,168
            Printing and shareholder reports ..................................................              4,917
            Custodian fees ....................................................................              3,820
            Other .............................................................................              2,819
                                                                                                   ---------------
            Total expenses ....................................................................                             425,582
                                                                                                                      -------------
            Investment income -- net ..........................................................                             502,277
                                                                                                                      -------------
===================================================================================================================================
Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Unrealized appreciation/depreciation on:
                Investments -- net ............................................................         (8,409,795)
                Swaps -- net ..................................................................         (2,550,139)
                Options written -- net ........................................................            685,058
                                                                                                   ---------------
            Total unrealized loss -- net ......................................................                         (10,274,876)
                                                                                                                      -------------
            Net Decrease in Net Assets Resulting from Operations ..............................                       $  (9,772,599)
                                                                                                                      =============

*     Commencement of operations.

      See Notes to Financial Statements.


8       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007

Statement of Changes in Net Assets

                                                                                                                      For the Period
                                                                                                                          May 30,
                                                                                                                        2007** to
                                                                                                                         June 30,
                                                                                                                           2007
Increase (Decrease) in Net Assets:                                                                                      (Unaudited)
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................................    $     502,277
            Unrealized appreciation/depreciation -- net ..........................................................      (10,274,876)
                                                                                                                      -------------
            Net decrease in net assets resulting from operations .................................................       (9,772,599)
                                                                                                                      -------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of Common Stock ...........................................................      508,060,000
            Offering costs resulting from the issuance of Common Stock ...........................................         (597,992)
                                                                                                                      -------------
            Net increase in net assets resulting from Common Stock transactions ..................................      507,462,008
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets .........................................................................      497,689,409
            Beginning of period ..................................................................................          100,008
                                                                                                                      -------------
            End of period* .......................................................................................    $ 497,789,417
                                                                                                                      =============
                *Undistributed investment income -- net ..........................................................    $     502,277
                                                                                                                      =============

**    Commencement of operations.

      See Notes to Financial Statements.


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       9

                                                                                                                    For the Period
                                                                                                                        May 30,
                                                                                                                       2007+ to
                                                                                                                       June 30,
The following per share data and ratios have been derived                                                                2007
from information provided in the financial statements.                                                                (Unaudited)
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ...............................................................     $     19.10
                                                                                                                     -----------
            Investment income -- net** .........................................................................             .02
            Unrealized loss -- net .............................................................................            (.39)
                                                                                                                     -----------
            Total from investment operations ...................................................................            (.37)
                                                                                                                     -----------
            Offering costs resulting from the issuance of Common Stock .........................................            (.02)
                                                                                                                     -----------
            Net asset value, end of period .....................................................................     $     18.71
                                                                                                                     ===========
            Market price per share, end of period ..............................................................     $     19.21
                                                                                                                     ===========
==================================================================================================================================
Total Investment Return++
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .................................................................           (2.04%)@
                                                                                                                     ===========
            Based on market price per share ....................................................................           (3.95%)@
                                                                                                                     ===========
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...........................................................................................            1.03%*
                                                                                                                     ===========
            Investment income -- net ...........................................................................            1.22%*
                                                                                                                     ===========
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ...........................................................     $   497,789
                                                                                                                     ===========
            Portfolio turnover .................................................................................             .00%***
                                                                                                                     ===========

*     Annualized.
**    Based on average shares outstanding.
*** For purposes of calculating portfolio turnover of the Fund, the options written by the Fund have been classified as short-term investments because the expiration date at the time of acquisition were one year or less, and therefore, the portfolio turnover is zero.
+     Commencement of operations.
++ Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


10       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Dow 30(SM) Enhanced Premium & Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. Prior to commencement of operations on May 30, 2007, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on April 16, 2007 to IQ Investments Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol DPO. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       11

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the option written. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

      Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends are declared and paid monthly.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was


12       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007
issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ. IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with Nuveen Asset Management ("Nuveen") pursuant to which Nuveen provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay Nuveen a monthly fee at an annual rate equal to .39% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML & Co. is a principal owner of BlackRock, Inc.

For the period May 30, 2007 to June 30, 2007, Merrill Lynch, Pierce, Fenner &
(SM)ith Incorporated ("MLPF&S"), an affiliate of IQ, received gross fees from underwriting of $9,772,005 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $177,422 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

Certain officers of the Fund are officers of IQ, ML & Co. and BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period May 30, 2007 to June 30, 2007 were $506,697,979 and $0, respectively.

Transactions in options written for the period May 30, 2007 to June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                        Number of      Premiums
                                                        Contracts      Received
--------------------------------------------------------------------------------
Outstanding call options written,
  at beginning of period ........................            --               --
Options written .................................        47,700       $4,991,700
                                                         -----------------------
Outstanding call options written,
  at end of period ..............................        47,700       $4,991,700
                                                         =======================

4. Common Stock Transactions:

The Fund is authorized to issue 1,000,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the period May 30, 2007 to June 30, 2007 increased 26,600,000 from shares sold.

5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.166667 per share on July 31, 2007 to shareholders of record on July 20, 2007.


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       13

Notes to Financial Statements (concluded)

6. Subsequent Event:

On June 20, 2007, Nuveen Investments Inc. ("Nuveen Investments"), the parent company of Nuveen, the Fund's subadviser, announced that it had entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group's financial advisors and investors include ML & Co. and Merrill Lynch Global Private Equity (both affiliates of IQ), Wachovia and Wachovia Capital Partners, LLC, Citi, Deutsche Bank and Deutsche Bank Investment Partners and Morgan Stanley.

The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments' stockholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement and the expiration of certain regulatory waiting periods. There can be no assurance that the merger will be consummated as contemplated or that necessary shareholder approvals will be obtained.

Nuveen does not anticipate any change to the portfolio management team or other key personnel of Nuveen that currently provide services to the Fund as a result of the merger.

The consummation of the merger will be deemed to be an "assignment" (as defined in the Investment Company Act of 1940) of the current investment subadvisory agreement (the"Subadvisory Agreement") between IQ and Nuveen. Under the terms of the Subadvisory Agreement, an assignment will result in its automatic termination. It is anticipated that the Board of Directors of the Fund will consider a new investment subadvisory agreement between IQ and Nuveen prior to the consummation of the merger. The new subadvisory agreement is expected to be substantially the same as the Subadvisory Agreement, including providing for the same subadvisory fee. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. If the merger is not consummated, then Nuveen will continue to operate in its current form. If the merger is consummated prior to the shareholder vote, the Fund may rely on Rule 15a-4 under the Investment Company Act of 1940 to operate under an interim subadvisory agreement for up to 150 days pending shareholder approval of the new subadvisory agreement.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


14       DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


     DOW 30(SM) ENHANCED PREMIUM & INCOME FUND INC.       JUNE 30, 2007       15

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

Dow 30(SM) Enhanced Premium & Income Fund Inc. seeks to provide shareholders with a high level of premium and dividend income and the potential for capital appreciation.

This report, including the financial information herein, is tran(SM)itted to shareholders of Dow 30(SM) Enhanced Premium & Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Dow 30(SM) Enhanced Premium & Income Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #IQDPO -- 6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Enhanced Premium & Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Dow 30(SM) Enhanced Premium & Income Fund Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Dow 30(SM) Enhanced Premium & Income Fund Inc.

Date: August 28, 2007


By: /s/ James E. Hillman
    --------------------------
    James E. Hillman,
    Chief Financial Officer of
    Dow 30(SM) Enhanced Premium & Income Fund Inc.

Date: August 28, 2007